CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (590,421)	$ (539,253)	$ (2,119,706)	$ (1,045,749)	$ (13,475,848)	$ (14,066,269)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	0	0	(25,050)	0	(135,985)	(135,985)
Gain on sale of claims	(58,499)	(4,500)	(4,500)	(73,500)	(182,834)	(241,333)
Gain on sale of claims – non-cash	(55,000)	0	0	0	0	(55,000)
Common Stock issued for services	0	4,000	10,660	3,000	5,123,677	5,123,677
Common Stock issued to director for services	0	0	0	10,000	10,000	10,000
Common Stock issued for mining exploration stage property	0	0	0	0	351,400	351,400
Warrants issued to modify payment terms of note	0	175,047	175,047	0	175,047	175,047
Preferred Stock issued for bonus	0	0	0	0	253,785	253,785
Loss on conversion of debt and deferred compensation	0	0	0	0	2,150,513	2,150,513
Loss on AFS securities “other than temporary”	0	0	0	0	106,985	106,985
Loss on settlement - Common Shares issued	0	0	0	62,095	62,095	62,095
Bad debt expense	0	0	0	29,018	48,167	48,167
Gain realized on transfer of AFS – securities	0	0	0	0	(9,875)	(9,875)
Amortization of discount on debt	107,322	45,301	356,552	138,475	575,958	683,280
Amortization of deferred financing cost	11,345	0	15,639	0	15,639	26,984
Change in derivative liability	217,526	0	386,833	0	386,833	604,359
Common Stock issued as interest on loan	0	0	0	0	1,500	1,500
Depreciation Expense	24,060	26,185	98,673	60,560	159,233	183,293
Accretion Expense	76	127	513	243	756	832
Impairment Expense	0	0	5,341	124,343	145,995	145,995
Extension Expense for Ruby mortgage	160,000	0	0	0	0	160,000
Changes in operating assets and liabilities:
Accounts receivable	0	982	982	(30,000)	(29,018)	(29,018)
Prepaid Expenses	0	0	0	9,910	9,910	9,910
Other assets	(120)	(2,512)	1,376	0	1,376	1,256
Accrued expenses – related party	49,000	28,000	100,000	136,030	1,200,593	1,249,593
Accrued expenses	2,069	0	54,149	0	54,149	56,218
Accounts Payable	1,639	22,379	50,675	0	50,675	52,314
Other current assets	0	0	0	(257)	(29,316)	(29,316)
Net Cash Used in Operating Activities	(131,003)	(244,244)	(892,816)	(575,832)	(2,978,590)	(3,109,593)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	0	0	0	(12,459)	(12,459)	(12,459)
Cash received from sales of claims	48,664	4,500	14,335	73,500	192,669	241,333
Cash paid for claims acquired	0	0	0	0	(16,311)	(16,311)
Cash paid for Ruby Purchase	0	0	0	(277,006)	(361,093)	(361,093)
Cash paid for purchase of Taber Mine Option	0	0	0	(4,000)	(4,000)	(4,000)
Net Cash Provided by/Used in Investing Activities	48,664	4,500	14,335	(219,965)	(201,194)	(152,530)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock	69,000	69,500	201,464	857,000	1,814,164	1,883,164
Deferred Financing Costs	0	0	(24,500)	0	(24,500)
Cash paid for debt issuance costs	(5,000)	0	0	0	0	(29,500)
Contributions from related party	0	0	0	0	244,994	244,994
Warrants exercised, shares not yet issued	0	0	0	25,000	25,000	25,000
Debt Repayments	(129,772)	(15,910)	(114,363)	(103,315)	(217,678)	(347,450)
Shares re-purchased and retired	0	0	0	0	(2,000)	(2,000)
Borrowings on convertible debt	176,097	175,000	728,000	100,000	1,381,812	1,557,909
Net Cash Provided by Financing Activities	110,325	228,590	790,601	878,685	3,221,792	3,332,117
Net cash increase (decrease) for period	27,986	(11,154)	(87,880)	82,888	42,008	69,994
Cash at beginning of period	42,008	129,888	129,888	47,000	0	0
Cash at end of period	69,994	118,734	42,008	129,888	42,008	69,994
Supplementary Cash Flow Information:
Cash Paid for Interest	0	0	0	0	0	0
Cash Paid for Taxes	0	0	0	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued For conversion of preferred shares	0	0	0	0	2,400	2,400
Common Stock issued For conversion of debt and accrued salary	0	0	0	0	253,912	253,912
Warrants issued for purchase option - Ruby Mine	0	0	0	219,941	369,837	369,837
Term extension of Ruby Mine warrants	0	0	0	2,519	2,519	2,519
Stock Issued for purchase option - Ruby Mine	0	0	0	0	150,000	150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	0	175,000	321,002	70,568	177,974	0
Transfer of available for sale securities to relieve accrued salary	0	0	0	0	12,838	12,838
Accrued salary relieved for shares issued				179,999	279,999	279,999
Common and preferred shares issued as founders shares					3,040	3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition				801,442	801,442	801,442
Note payable for Ruby Mine acquisition				1,990,000	1,990,000	1,990,000
Liabilities assumed with Ruby Mine acquisition				174,118	174,118	174,118
Revision to Asset Retirement Obligation		76	76	166,714	166,790	166,714
Common stock issued for conversion of convertible debt	80,787			173,852	173,852	254,639
Common stock issued for stock payable			25,000		25,000
Equity draw applied towards note principal owed		15,000	25,536		25,536	25,536
Common Stock issued for deferred financing costs			5,610		5,610	5,610
Debt discount due to derivative liability	43,713		159,789		136,207	179,920
Cancellation of preferred shares			100		100	100
Settlement of Derivative liability	86,275		49,795		49,795	136,070
Unrealized gain/loss on AFS	$ (9,950)		$ 12,500		$ 12,500	$ 2,550